Discontinued Operations and Disposition (Details) - Schedule of discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of discontinued operations [Abstract]
Revenues		$ 237,431	$ 379,630
Cost of revenues		160,810	199,888
Gross profit		76,621	179,742
Operating expenses		(353,219)	(196,060)
Other expenses, net		(45,125)	(2,240)
Loss before income taxes		(321,723)	(18,558)
Income tax expense		767	58,386
Loss from discontinued operations		(322,490)	(76,944)
Gain from disposal, net of taxes		347,990
Total gain (loss) from discontinued operations		$ 25,500	$ (76,944)